Regulatory Matters (Narrative) (Details) $ in Millions			12 Months Ended
	Nov. 27, 2017 USD ($)	Nov. 09, 2017 USD ($) mi item	Dec. 31, 2017 USD ($)
Public Utilities, General Disclosures [Line Items]
Requested base rate revenue before intercompany eliminations	$ 65
Authorized return on equity	9.80%		10.25%
Authorized regulatory capital structure, debt	57.50%		60.00%
Authorized regulatory capital structure, equity	42.50%		40.00%
Cash paid			$ 25
Sharyland Merger Agreement [Member]
Public Utilities, General Disclosures [Line Items]
Transmission of assets		$ 383
Number of assets transferred in circuit miles | mi		517
Number of transmission lines transferred | item		345
Cash paid		$ 25
Purchase price		$ 408